Offsetting financial liabilities (Detail) - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Netting recognized on the balance sheet
Gross liabilities before netting	$ 314.0	$ 331.8
Netting with gross assets	(113.6)	(103.0)
Net liabilities recognized on the balance sheet	200.4	228.8
Netting potential not recognized on the balance sheet
Financial assets	(128.9)	(159.8)
Collateral pledged	(47.7)	(49.5)
Liabilities after consideration of netting potential	23.8	19.4
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	34.5	30.9
Total liabilities
Total liabilities after consideration of netting potential	58.3	50.3
Total liabilities recognized on the balance sheet	234.9	259.7
Payables from securities financing transactions
Netting recognized on the balance sheet
Gross liabilities before netting	36.4	25.0
Netting with gross assets	(21.1)	(11.5)
Net liabilities recognized on the balance sheet	15.2	13.5
Netting potential not recognized on the balance sheet
Financial assets	(2.0)	(1.1)
Collateral pledged	(13.2)	(12.4)
Liabilities after consideration of netting potential	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	1.0	1.4
Total liabilities
Total liabilities after consideration of netting potential	1.0	1.4
Total liabilities recognized on the balance sheet	16.2	14.8
Collateral for securities financing transactions measured at amoritzed cost that use UBS debt instruments as the underlying
Netting potential not recognized on the balance sheet
Collateral pledged	(9.1)	(8.8)
Derivative financial instruments
Netting recognized on the balance sheet
Gross liabilities before netting	151.2	176.2
Netting with gross assets	(3.4)	(2.6)
Net liabilities recognized on the balance sheet	147.8	173.5
Netting potential not recognized on the balance sheet
Financial assets	(110.3)	(135.5)
Collateral pledged	(29.0)	(30.8)
Liabilities after consideration of netting potential	8.5	7.2
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	8.5	7.1
Total liabilities
Total liabilities after consideration of netting potential	17.0	14.3
Total liabilities recognized on the balance sheet	156.2	180.6
Cash collateral payables on derivative instruments
Netting recognized on the balance sheet
Gross liabilities before netting	32.3	33.9
Netting with gross assets	(0.0)	(0.0)
Net liabilities recognized on the balance sheet	32.3	33.9
Netting potential not recognized on the balance sheet
Financial assets	(15.3)	(19.3)
Collateral pledged	(1.7)	(2.4)
Liabilities after consideration of netting potential	15.3	12.2
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	1.9	1.6
Total liabilities
Total liabilities after consideration of netting potential	17.2	13.8
Total liabilities recognized on the balance sheet	34.2	35.5
Other financial liabilities designated at fair value
Netting recognized on the balance sheet
Gross liabilities before netting	94.1	96.8
Netting with gross assets	(89.1)	(88.9)
Net liabilities recognized on the balance sheet	5.0	7.8
Netting potential not recognized on the balance sheet
Financial assets	(1.3)	(3.8)
Collateral pledged	(3.7)	(4.0)
Liabilities after consideration of netting potential	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	23.1	20.9
Total liabilities
Total liabilities after consideration of netting potential	23.1	20.9
Total liabilities recognized on the balance sheet	28.2	28.7
of which: repurchase agreements
Netting recognized on the balance sheet
Gross liabilities before netting	92.7	94.7
Netting with gross assets	(89.1)	(88.9)
Net liabilities recognized on the balance sheet	3.6	5.8
Netting potential not recognized on the balance sheet
Financial assets	(1.3)	(3.8)
Collateral pledged	(2.3)	(2.0)
Liabilities after consideration of netting potential	0.0	0.0
Liabilities not subject to netting arrangements
Liabilities recognized on the balance sheet	0.3	0.0
Total liabilities
Total liabilities after consideration of netting potential	0.3	0.0
Total liabilities recognized on the balance sheet	$ 3.8	$ 5.8